ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following as of December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019

Payroll and social security payable	$230,430	$342,040
Bonus payable	820,140	47,367
Other payables and accrued liabilities	96,960	71,283
Total Accounts Payable and Accrued Liabilities	$1,147,530	$460,690